Investment Strategy - Fidelity Reserves Digital Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
• Investing only in U.S. Treasury bills, notes and bonds with a remaining maturity of, or issued with a maturity of, 93 days or less, cash, overnight repurchase agreements fully collateralized by U.S. Treasury bills, notes and bonds, and other registered government money market funds that are compliant with the Guiding and Establishing National Innovation for U.S. Stablecoins Act (“GENIUS Act”).
• Investing only in eligible reserve assets that payment stablecoin issuers are permitted to maintain under the GENIUS Act and any regulations adopted thereunder.
• Investing in compliance with industry-standard regulatory requirements for money market funds as well as any applicable GENIUS Act requirements for the quality, maturity, liquidity, and diversification of investments.